Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.02301%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,589,042.38

Principal:
Principal Collections	$30,559,220.97
Prepayments in Full	$13,780,050.78
Liquidation Proceeds	$57,444.72
Recoveries	$0.00
Sub Total	$44,396,716.47
Collections	$49,985,758.85

Purchase Amounts:
Purchase Amounts Related to Principal	$108,474.05
Purchase Amounts Related to Interest	$608.24
Sub Total	$109,082.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,094,841.14

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,094,841.14
Servicing Fee	$1,121,135.57	$1,121,135.57	$0.00	$0.00	$48,973,705.57
Interest - Class A-1 Notes	$484,961.94	$484,961.94	$0.00	$0.00	$48,488,743.63
Interest - Class A-2a Notes	$847,550.00	$847,550.00	$0.00	$0.00	$47,641,193.63
Interest - Class A-2b Notes	$848,184.61	$848,184.61	$0.00	$0.00	$46,793,009.02
Interest - Class A-3 Notes	$1,582,875.00	$1,582,875.00	$0.00	$0.00	$45,210,134.02
Interest - Class A-4 Notes	$270,400.00	$270,400.00	$0.00	$0.00	$44,939,734.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,939,734.02
Interest - Class B Notes	$154,178.50	$154,178.50	$0.00	$0.00	$44,785,555.52
Second Priority Principal Payment	$4,980,986.32	$4,980,986.32	$0.00	$0.00	$39,804,569.20
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,804,569.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,804,569.20
Regular Principal Payment	$147,124,168.48	$39,804,569.20	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,094,841.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,980,986.32
Regular Principal Payment					$39,804,569.20
Total					$44,785,555.52

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$44,785,555.52	$150.79	$484,961.94	$1.63	$45,270,517.46	$152.42
Class A-2a Notes	$0.00	$0.00	$847,550.00	$3.35	$847,550.00	$3.35
Class A-2b Notes	$0.00	$0.00	$848,184.61	$3.35	$848,184.61	$3.35
Class A-3 Notes	$0.00	$0.00	$1,582,875.00	$3.38	$1,582,875.00	$3.38
Class A-4 Notes	$0.00	$0.00	$270,400.00	$3.47	$270,400.00	$3.47
Class B Notes	$0.00	$0.00	$154,178.50	$3.62	$154,178.50	$3.62
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,785,555.52	$31.52	$4,188,150.05	$2.95	$48,973,705.57	$34.47

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$152,105,154.80	0.5121386	$107,319,599.28	0.3613455
Class A-2a Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-2b Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,276,145,154.80	0.8980361	$1,231,359,599.28	0.8665200

Pool Information
Weighted Average APR	4.845%	4.854%
Weighted Average Remaining Term	52.76	52.03
Number of Receivables Outstanding	36,555	35,610
Pool Balance	$1,345,362,685.81	$1,300,786,073.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,284,949,361.45	$1,242,754,168.48
Pool Factor	0.9035580	0.8736200

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$58,031,904.88
Targeted Overcollateralization Amount	$86,452,887.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,426,474.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$71,421.93
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$71,421.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0637%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0034%
Prior Collection Period			0.0584%
Current Collection Period			0.0648%
Four Month Average (Current and Prior Three Collection Periods)			0.0317%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		195	$146,073.58
(Cumulative Recoveries)			$3,702.85
Cumulative Net Loss for All Collection Periods			$142,370.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0096%

Average Realized Loss for Receivables that have experienced a Realized Loss			$749.10
Average Net Loss for Receivables that have experienced a Realized Loss			$730.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.43%	123	$5,648,919.26
61-90 Days Delinquent	0.07%	17	$925,255.99
91-120 Days Delinquent	0.01%	4	$94,596.60
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.51%	144	$6,668,771.85

Repossession Inventory:
Repossessed in the Current Collection Period		7	$313,775.79
Total Repossessed Inventory		18	$847,592.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0374%
Prior Collection Period			0.0465%
Current Collection Period			0.0590%
Three Month Average			0.0476%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0784%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$3,125,619.22
2 Months Extended	92	$4,744,948.99
3+ Months Extended	20	$929,321.63

Total Receivables Extended	182	$8,799,889.84
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer